Income Tax, Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets [Abstract]
Accrued expenses	$ 474	$ 393
Net operating losses	4	10
General business credit	300	421
Deferred rent	47	0
Accrued compensation	282	591
Deferred revenue	0	204
Tax original issue discount	491	663
Capitalized interest carryforward	195	0
Gross deferred tax assets	1,793	2,282
Less: Valuation allowance	0	(78)
Total deferred tax assets	1,793	2,204
Deferred Tax Liabilities [Abstract]
Intangible assets	(22,551)	(27,291)
Other	(154)	(137)
Total gross deferred tax liabilities:	(22,705)	(27,428)
Net deferred tax liabilities	$ (20,912)	$ (25,224)